Administrative Class Prospectus Supplement

April 17, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 17, 2009 to the Administrative Class Prospectus dated February 27, 2009 of:

Administrative Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Tax-Exempt Portfolio

The Fund, on behalf of all Portfolios open to shareholders on September 19, 2008 (Money Market, Prime, Government, Government Securities, Treasury and Tax-Exempt Portfolios), currently participates in the U.S. Treasury Temporary Guarantee Program for Money Market Funds ("Guarantee Program"). The Guarantee Program was initially scheduled to expire on December 18, 2008 and was subsequently extended by the U.S. Treasury Department until April 30, 2009. On March 31, 2009, the Treasury announced the further extension of the Guarantee Program until September 18, 2009, and the Fund will continue to participate in this Guarantee Program. Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund as of the close of business on September 19, 2008. Only shareholders who held shares of the participating fund on September 19, 2008 will be covered under the Guarantee Program. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. The Fund will bear the expenses of participating in the Guarantee Program and any subsequent extensions. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFADMSPT1

Advisory Class Prospectus Supplement

April 17, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 17, 2009 to the Advisory Class Prospectus dated February 27, 2009 of:

Advisory Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Tax-Exempt Portfolio

The Fund, on behalf of all Portfolios open to shareholders on September 19, 2008 (Money Market, Prime, Government, Government Securities, Treasury and Tax-Exempt Portfolios), currently participates in the U.S. Treasury Temporary Guarantee Program for Money Market Funds ("Guarantee Program"). The Guarantee Program was initially scheduled to expire on December 18, 2008 and was subsequently extended by the U.S. Treasury Department until April 30, 2009. On March 31, 2009, the Treasury announced the further extension of the Guarantee Program until September 18, 2009, and the Fund will continue to participate in this Guarantee Program. Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund as of the close of business on September 19, 2008. Only shareholders who held shares of the participating fund on September 19, 2008 will be covered under the Guarantee Program. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. The Fund will bear the expenses of participating in the Guarantee Program and any subsequent extensions. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFADVSPT1

Cash Management Class Prospectus Supplement

April 17, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 17, 2009 to the Cash Management Class Prospectus dated February 27, 2009 of:

Cash Management Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Tax-Exempt Portfolio

The Fund, on behalf of all Portfolios open to shareholders on September 19, 2008 (Money Market, Prime, Government, Government Securities, Treasury and Tax-Exempt Portfolios), currently participates in the U.S. Treasury Temporary Guarantee Program for Money Market Funds ("Guarantee Program"). The Guarantee Program was initially scheduled to expire on December 18, 2008 and was subsequently extended by the U.S. Treasury Department until April 30, 2009. On March 31, 2009, the Treasury announced the further extension of the Guarantee Program until September 18, 2009, and the Fund will continue to participate in this Guarantee Program. Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund as of the close of business on September 19, 2008. Only shareholders who held shares of the participating fund on September 19, 2008 will be covered under the Guarantee Program. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. The Fund will bear the expenses of participating in the Guarantee Program and any subsequent extensions. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFCMCSPT1

Institutional Class Prospectus Supplement

April 17, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 17, 2009 to the Institutional Class Prospectus dated February 27, 2009 of:

Institutional Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Tax-Exempt Portfolio

The Fund, on behalf of all Portfolios open to shareholders on September 19, 2008 (Money Market, Prime, Government, Government Securities, Treasury and Tax-Exempt Portfolios), currently participates in the U.S. Treasury Temporary Guarantee Program for Money Market Funds ("Guarantee Program"). The Guarantee Program was initially scheduled to expire on December 18, 2008 and was subsequently extended by the U.S. Treasury Department until April 30, 2009. On March 31, 2009, the Treasury announced the further extension of the Guarantee Program until September 18, 2009, and the Fund will continue to participate in this Guarantee Program. Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund as of the close of business on September 19, 2008. Only shareholders who held shares of the participating fund on September 19, 2008 will be covered under the Guarantee Program. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. The Fund will bear the expenses of participating in the Guarantee Program and any subsequent extensions. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFICSSPT1

Investor Class Prospectus Supplement

April 17, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 17, 2009 to the Investor Class Prospectus dated February 27, 2009 of:

Investor Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Tax-Exempt Portfolio

The Fund, on behalf of all Portfolios open to shareholders on September 19, 2008 (Money Market, Prime, Government, Government Securities, Treasury and Tax-Exempt Portfolios), currently participates in the U.S. Treasury Temporary Guarantee Program for Money Market Funds ("Guarantee Program"). The Guarantee Program was initially scheduled to expire on December 18, 2008 and was subsequently extended by the U.S. Treasury Department until April 30, 2009. On March 31, 2009, the Treasury announced the further extension of the Guarantee Program until September 18, 2009, and the Fund will continue to participate in this Guarantee Program. Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund as of the close of business on September 19, 2008. Only shareholders who held shares of the participating fund on September 19, 2008 will be covered under the Guarantee Program. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. The Fund will bear the expenses of participating in the Guarantee Program and any subsequent extensions. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFINVSPT1

Participant Class Prospectus Supplement

April 17, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 17, 2009 to the Participant Class Prospectus dated February 27, 2009 of:

Participant Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Tax-Exempt Portfolio

The Fund, on behalf of all Portfolios open to shareholders on September 19, 2008 (Money Market, Prime, Government, Government Securities, Treasury and Tax-Exempt Portfolios), currently participates in the U.S. Treasury Temporary Guarantee Program for Money Market Funds ("Guarantee Program"). The Guarantee Program was initially scheduled to expire on December 18, 2008 and was subsequently extended by the U.S. Treasury Department until April 30, 2009. On March 31, 2009, the Treasury announced the further extension of the Guarantee Program until September 18, 2009, and the Fund will continue to participate in this Guarantee Program. Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund as of the close of business on September 19, 2008. Only shareholders who held shares of the participating fund on September 19, 2008 will be covered under the Guarantee Program. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. The Fund will bear the expenses of participating in the Guarantee Program and any subsequent extensions. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFPCSPT1

Service Class Prospectus Supplement

April 17, 2009

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 17, 2009 to the Service Class Prospectus dated February 27, 2009 of:

Service Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Tax-Exempt Portfolio

The Fund, on behalf of all Portfolios open to shareholders on September 19, 2008 (Money Market, Prime, Government, Government Securities, Treasury and Tax-Exempt Portfolios), currently participates in the U.S. Treasury Temporary Guarantee Program for Money Market Funds ("Guarantee Program"). The Guarantee Program was initially scheduled to expire on December 18, 2008 and was subsequently extended by the U.S. Treasury Department until April 30, 2009. On March 31, 2009, the Treasury announced the further extension of the Guarantee Program until September 18, 2009, and the Fund will continue to participate in this Guarantee Program. Under the Guarantee Program, the U.S. Treasury will guarantee the share price of any participating fund as of the close of business on September 19, 2008. Only shareholders who held shares of the participating fund on September 19, 2008 will be covered under the Guarantee Program. Any additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered. The Fund will bear the expenses of participating in the Guarantee Program and any subsequent extensions. Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

LFSCSSPT1